Employee Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt securities [Member]
Summarizes changes for all plan assets measured at fair value using significant unobservable inputs
Fair value at beginning of measurement period	$ 8	$ 7
Unrealized gains (losses) relating to assets still held at end of year	0	3
Purchases, sales, principal payments, issuances, and settlements	(1)	(2)
Fair value at end of measurement period	7	8
Other plan assets [Member]
Summarizes changes for all plan assets measured at fair value using significant unobservable inputs
Fair value at beginning of measurement period	6	6
Unrealized gains (losses) relating to assets still held at end of year	(9)	0
Purchases, sales, principal payments, issuances, and settlements	9	0
Fair value at end of measurement period	$ 6	$ 6